Premises and Equipment - Schedule of Premises and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Premises and equipment, gross			$ 90,330	$ 80,692
Less accumulated depreciation			(37,160)	(43,817)
Premises and equipment, net	$ 56,183	$ 55,157	53,170	36,875
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross			14,626	12,791
Premises
Property, Plant and Equipment [Line Items]
Premises and equipment, gross			56,999	44,109
Furniture and equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross			$ 18,705	$ 23,792